Operating lease liabilities	12 Months Ended
Dec. 31, 2020
Operating lease liabilities
Operating lease liabilities

13. Operating lease liabilities

The following table discloses the weighted-average remaining lease term and weighted-average discount rate for the Group’s leases:

	Year ended December 31,
Lease Term and Discount Rate	2019		2020
Weighted-average remaining lease term:
- Operating leases	3.98	years	3.66	years
Weighted-average discount rate
- Operating leases	7.97%		6.72%

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

Fiscal Year	Operating lease
RMB
2021	193,228
2022	169,680
2023	100,769
2024	76,768
2025	57,082
Thereafter	2,719
Total lease commitment	600,246

Less: Imputed interest	(64,690)

Total operating lease liabilities	535,556
Less: current operating lease liabilities	(165,122)

Long-term operating lease liabilities	370,434

As of December 31, 2020, the future lease payments for short-term operating leases that are not capitalized as right-of-use assets were RMB14,122.

Supplemental cash flow information related to leases for the year ended December 31, 2019 and 2020 is as follows:

	For Year Ended December 31,
	2019	2020
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:

Operating cash flows from operating leases	162,818	184,363
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	277,638	244,684

During the three years ended December 31, 2018, 2019 and 2020, the Group incurred operating lease expenses of RMB141,993, RMB172,727 and RMB187,881 (excluding RMB49,413 for short-term leases not capitalized as right-of-use assets), respectively.

As of December 31, 2020, the Company has entered into a contract to lease a new office building for approximate 6 years, of which the total lease payment is expected to be approximate RMB 261,637. The commencement date of this lease is January 1, 2021.